Employee Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	100.00%
Employer matching contribution, percent of employees' pay	4.00%
Defined contribution plan, cost	$ 1.0	$ 1.1	$ 1.5
Severance pay rate	8.33%
Severance costs	$ 4.6	$ 4.2	$ 4.2